Other Non-operating (income)/ expenses, net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Other Non-operating income (expenses), net	Other non-operating income (expense), net

	December 31, 2025	December 31, 2024
Foreign exchange gain/(loss)	$516,654	$1,289,938
R&D credits	—	—
Other, net	(51,136)	6
Total	$465,518	$1,289,944